Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Grant and royalty revenue	$ 246,652	$ 769,025	$ 1,211,037	$ 1,192,329	$ 1,803,046	$ 1,235,510
Research and development revenue under collaborative agreements	1,531,789		4,886,283	4,659,573	6,032,506	10,673,760
Total revenues	1,778,441	769,025	6,097,320	5,851,902	7,835,552	11,909,270
Expenses:
Research and development	1,705,319	1,155,589	5,013,659	6,625,466	7,819,545	6,628,200
General and administrative	774,106	708,128	2,320,920	2,613,620	4,504,802	3,479,326
Total expenses	2,479,425	1,863,717	7,334,579	9,239,086	12,324,347	10,107,526
Inocme (loss) from operations	(700,984)	(1,094,692)	(1,237,259)	(3,387,184)	(4,488,795)	1,801,744
Other income (expense), net	31,241	(60,731)	(8,260)	(23,784)	(13,379)	(18,734)
Change in fair value of warrants	1,800,000	(1,800,000)	2,100,000	(200,000)	(100,000)	2,200,000
Total other income (expense)	1,831,241	(1,860,731)	2,091,740	(223,784)	(113,379)	2,181,266
Net income (loss)	$ 1,130,257	$ (2,955,423)	$ 854,481	$ (3,610,968)	$ (4,602,174)	$ 3,983,010
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.02	$ (0.05)	$ 0.01	$ (0.07)	$ (0.08)	$ 0.07
Diluted (in dollars per share)	$ 0.02	$ (0.05)	$ 0.01	$ (0.07)	$ (0.08)	$ 0.07
Weighted-average shares outstanding: used in the calculation
Basic (in shares)	63,069,912	54,945,823	62,897,373	54,721,924	55,765,935	54,177,677
Diluted (in shares)	64,863,493	54,945,823	65,458,743	54,721,924	55,765,935	56,825,586